Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Footnote) (Detail) - Teekay Tangguh Joint Venture - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Head lease payment received	$ 271.3
Sublease payment made	212.1
Accrued Liabilities
Operating Leased Assets [Line Items]
Deferred Head Lease receipts, current	3.7	$ 3.7
Other liabilities - non-current
Operating Leased Assets [Line Items]
Deferred Head Lease receipts, noncurrent	$ 36.7	$ 33.0